Basis of preparation and summary of material accounting policies - Evolution of CPI (Details) - Turkiye	12 Months Ended				36 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Hyperinflation
Annual Index	2,684.55	1,859.38	1,128.45	686.95	2,684.55	1,859.38	1,128.45	686.95
Average index	2,360.03	1,488.91	967.71	561.61
Inflation rate	44.40%	64.80%	64.30%	36.10%	290.80%	268.30%	156.20%	74.40%